Contingencies and Commitments (Details) $ in Thousands	Dec. 31, 2018 CLP ($)
Disclosure of commitments and contingent [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 138,377,120
Within 1 year
Disclosure of commitments and contingent [Line Items]
Minimum lease payments payable under non-cancellable operating lease	56,311,446
Between 1 and 5 years
Disclosure of commitments and contingent [Line Items]
Minimum lease payments payable under non-cancellable operating lease	59,404,285
Over 5 years
Disclosure of commitments and contingent [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 22,661,389